MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
Our marketable securities are equity securities at readily determinable fair value.

(in thousands of $)	2019	2018
Balance at start of year	12,033	16,300
Disposals during the year	—	(224)
Unrealized gain (loss), net	1,828	(4,043)
Balance at end of year	13,861	12,033